Shareholder Report, Average Annual Return (Details) 195040_NEOS S-P 500 Hedged Equity Income ETF_TF_TSR Annual {TF}	7 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
NEOS S&P 500® Hedged Equity Income ETF
Average Annual Return [Line Items]
Line Graph and Table Measure Name			NEOS S&P 500® Hedged Equity Income ETF NAV
Average Annual Return, Percent	13.10%	16.66%
S&P 500 Total Return Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500® Total Return Index
Average Annual Return, Percent	16.64%	21.85%